Right of Use Lease Assets (Details Textual) - USD ($)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018
Right of Use Lease Asset (Textual)
ROU assets	$ 3,935,926	$ 7,507,445
Related lease liabilities	3,935,926
Total lease expense	1,156,051
Lease interest	217,259
Amortization of lease expenses	$ 938,792
operating activities cash paid		1,571,139
Total rent expenses		71,144	55,715
Third party office use lease agreement [Member]
Right of Use Lease Asset (Textual)
Operating lease expense		$ 19,630
Lease, description		From March 29, 2019 to May 27, 2022
land and building lease agreement [Member]
Right of Use Lease Asset (Textual)
Operating lease expense		$ 82,225
Lease term, description		The Company signed a ten-year land and building lease agreement with a third party in Central Java, Indonesia.
USA leases manufacturing facility [Member]
Right of Use Lease Asset (Textual)
Operating lease expense		$ 575,971	534,589
Third party manufacturing facility [Member] | Five year lease agreement [Member]
Right of Use Lease Asset (Textual)
Operating lease expense		$ 407,081	$ 10,514